                    SUPPLEMENT DATED MAY 12, 1997
                                    TO
              STRATEGIC VARIABLE LIFE PROSPECTUS DATED MAY 1, 1997
                 FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE
                                ISSUED BY
            MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I AND
                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

The following Policy Performance Table supersedes and replaces the Table contained on Page 19 in the Prospectus Dated May 1, 1997.

                                            TABLE 2
                                      POLICY PERFORMANCE
                                   AS OF DECEMBER 31, 1996

This table illustrates the performance information of a hypothetical Policy's Account Value* assuming the following:



* The Policy was in force for the period illustrated;        * 100% allocation to the respective Fund for each
* Current Fund Investment Management Fees and Direct           period illustrated;
  Operation Expenses, Separate Account Mortality and         * The Insured is a male, issue age 50, nonsmoker;
  Expense Risk Charge, Sales Load, State Premium Tax         * An annual premium of $30,000 for 15 years;
  Charge of 2%, DAC Tax Charge, Administrative Charge,       * A Selected Face Amount of $825,000;
  Charge for Cost of Insurance Protection, and Underwriting  * Initial Case Premium Paid $1,000,000;
  Charge**;                                                  * Full Underwriting and Death Benefit Option 1.




   Fund                                        1               5              10                 Since
                                             Year            Years          Years             Inception
-------------------------------------------------------------------------------------------------------
 MML Equity                                 -6.57%           7.95%          10.94%               13.07%
 MML Blend                                 -11.59%           3.89%           8.43%                9.41%
 MML Managed Bond                          -20.17%          -1.64%           4.27%                6.61%
 MML Money Market                          -18.65%          -4.29%           0.96%                3.11%
 Oppenheimer Global Securities              -8.72%           3.65%           -----                4.95%
 Oppenheimer Capital Appreciation           -6.41%           8.31%           13.09%              12.47%
 Oppenheimer Growth                         -2.57%           9.82%           11.57%              11.42%
 Oppenheimer Growth & Income                 3.27%           -----           ------               9.41%
 Oppenheimer Multiple Strategies           -10.35%           3.77%           ------               7.27%
 Oppenheimer High Income                   -10.53%           5.28%           10.64%              10.35%
 Oppenheimer Strategic Bond                -13.09%           -----           ------              -2.49%
 Oppenheimer Bond                          -18.92%          -1.13%            4.75%               5.62%
 Oppenheimer Money***                      -18.57%          -4.07%            1.16%               1.16%
 Panorama LifeSpan Capital Appreciation     -8.30%           -----            -----             -10.28%
 Panorama LifeSpan Balanced                -11.99%           -----            -----             -13.65%
 Panorama LifeSpan Diversified Income      -17.21%           -----            -----             -16.84%


* The performance information is based on the Policy's Account Value since there are no surrender charges and we assume no Policy Debt.
** Historical investment results and current charges are used to determine values; if guaranteed charges were used the results would be lower.
    You may obtain a personalized illustration which reflects charges based on your individual characteristics.
*** Although the Oppenheimer Money Fund commenced operations on 4/3/85, the information necessary to calculate the performance information is available only for the year 1987 and subsequent periods.